INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
The reconciliation of income tax expense (benefit) at the U.S. statutory rate of 21% to the Company's effective tax rate is as follows

The reconciliation of income tax expense (benefit) at the U.S. statutory rate of 21% to the Company's effective tax rate is as follows:

	For the Year Ended June 30,
	2021	2020

Tax (benefit) at U.S. statutory rate	$(89,057)	$(22,023)
Tax rate difference between foreign operations and U.S.	(31,378)	(73,374)
Change in valuation allowance	141,902	287,447
Permanent difference	(38,943)	(19,251)
Effective tax (benefit)	$(17,476)	$172,799

The provisions for income taxes (benefits) are summarized as follows	The provisions for income taxes (benefits) are summarized as follows:

	For the Year Ended June 30,
	2021	2020
Current	$8,645	$140,531
Deferred	(26,121)	32,268
Total	$(17,476)	$172,799

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets are as follows

 The tax effects of temporary differences that give rise to the Company’s net deferred tax assets are as follows:

	As of June 30,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$297,929	$439,831
Allowance for doubtful accounts	48,958	44,900
Others	11,947	9,087
	358,834	493,818
Less valuation allowance	(297,929)	(439,831)
Total Deferred tax assets	$60,905	$53,987

Deferred tax liability:
Revenue cutoff	$10,800	$33,244
Total Deferred tax liability	$10,800	$33,244

Net Deferred tax assets	$50,105	$20,743